Prudential’s Gibraltar Fund

655 Broad Street, 17th Floor

Newark, New Jersey 07102

April 14, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

Re:	497(j) Filing for Prudential’s Gibraltar Fund
Registration numbers 002-32685 and 811-01660

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 13, 2022.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-716-6422.

Sincerely,
/s/ Patrick McGuinness
Patrick McGuinness Assistant Secretary